Employee Compensation - Summary of Employee compensation (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Employee compensation [Abstract]
Wages and salaries	$ 57,740	$ 49,931	$ 36,205
Employer's contribution to defined contribution plans	6,555	5,428	3,313
Other employee benefits	1,826	1,283	937
Share grant and option expenses (Note 25)	3,856	8,542	6,660
Total	$ 69,977	$ 65,184	$ 47,115